Non-cash transactions (Details) - BRL (R$) R$ in Thousands	3 Months Ended	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2020		Dec. 31, 2019
Non-cash transactions
Non-monetary transaction, additions of right use and finance lease		R$ 35,925		R$ 31,177
Non-monetary transaction, disposals of contracts of right use and finance lease		(3,429)	[1]	(34,852)	[1]
Non-monetary transaction, deferred tax assets of IPO cost		R$ (13,676)	[2]	R$ 83,859

[1]	The cancelled contracts on December 31,2020 totaled R$ 3,429 (R$ 34,852 as of December 31,2019) and refer mainly to cancellation of lease agreements of the administrative properties leased by the Company.
[2]	Refers to the tax effect over temporary differences, specifically IPO costs capitalization recorded in the Somos Sistemas de Ensino S.A. (Company’s affiliate) being its effects on equity and counterparty on deferred tax assets financial statement line. Here is important to enhance that part of IPO costs, that included auditing, lawyer’s advisor, banks fees and other directly costs attributable to the IPO were paid by the Company. The Parent Company, Vasta Platform, does not accrued deferred tax assets.